American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2022

Small Company - Schedule of Investments
SEPTEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.4%
Moog, Inc., Class A	7,874	553,936
Auto Components — 0.4%
Shyft Group, Inc.	25,763	526,338
Automobiles — 0.4%
Winnebago Industries, Inc.	10,722	570,518
Banks — 7.4%
Ameris Bancorp	23,616	1,055,871
Associated Banc-Corp.	37,244	747,860
Bancorp, Inc.(1)	26,365	579,503
Bank OZK	22,462	888,597
Customers Bancorp, Inc.(1)	9,774	288,138
Enterprise Financial Services Corp.	10,608	467,176
Hancock Whitney Corp.	7,926	363,090
Hanmi Financial Corp.	22,750	538,720
Heartland Financial USA, Inc.	20,449	886,669
Hilltop Holdings, Inc.	26,445	657,158
Hope Bancorp, Inc.	100,238	1,267,008
International Bancshares Corp.	10,473	445,102
OFG Bancorp	37,195	934,710
Popular, Inc.	7,110	512,347
QCR Holdings, Inc.	6,278	319,801
Renasant Corp.	20,755	649,216
		10,600,966
Beverages — 1.6%
Celsius Holdings, Inc.(1)	8,220	745,390
Coca-Cola Consolidated, Inc.	3,755	1,546,046
		2,291,436
Biotechnology — 6.9%
Alector, Inc.(1)	51,800	490,028
Alkermes PLC(1)	56,785	1,268,009
Apellis Pharmaceuticals, Inc.(1)	11,525	787,157
Arcus Biosciences, Inc.(1)	20,744	542,663
Dynavax Technologies Corp.(1)(2)	47,033	491,025
Exelixis, Inc.(1)	98,807	1,549,294
Halozyme Therapeutics, Inc.(1)	31,531	1,246,736
iTeos Therapeutics, Inc.(1)	29,579	563,480
PTC Therapeutics, Inc.(1)	10,476	525,895
REGENXBIO, Inc.(1)	17,000	449,310
Sarepta Therapeutics, Inc.(1)	10,885	1,203,228
Seagen, Inc.(1)	1,828	250,125
Syndax Pharmaceuticals, Inc.(1)	11,440	274,903
Vanda Pharmaceuticals, Inc.(1)	28,944	285,967
		9,927,820
Building Products — 2.4%
American Woodmark Corp.(1)	7,038	308,687
Apogee Enterprises, Inc.	5,700	217,854
Builders FirstSource, Inc.(1)	6,555	386,220
Masonite International Corp.(1)	2,836	202,178

Quanex Building Products Corp.	10,324	187,484
Resideo Technologies, Inc.(1)	20,000	381,200
Simpson Manufacturing Co., Inc.	2,225	174,440
UFP Industries, Inc.	22,125	1,596,540
		3,454,603
Capital Markets — 3.1%
BGC Partners, Inc., Class A	74,657	234,423
Cohen & Steers, Inc.	4,927	308,578
Evercore, Inc., Class A	9,181	755,137
Moelis & Co., Class A	21,951	742,163
Piper Sandler Cos.	9,569	1,002,257
PJT Partners, Inc., Class A	14,009	936,082
StoneX Group, Inc.(1)	6,384	529,489
		4,508,129
Chemicals — 2.2%
AdvanSix, Inc.	16,251	521,657
Ingevity Corp.(1)	21,931	1,329,677
Livent Corp.(1)	24,749	758,557
LSB Industries, Inc.(1)	15,366	218,965
Mativ Holdings, Inc.	13,000	287,040
		3,115,896
Commercial Services and Supplies — 1.1%
ABM Industries, Inc.	13,269	507,274
ACCO Brands Corp.	71,245	349,101
Brink's Co.	9,752	472,387
Steelcase, Inc., Class A	34,522	225,083
		1,553,845
Communications Equipment — 1.9%
CommScope Holding Co., Inc.(1)	34,340	316,271
Extreme Networks, Inc.(1)	68,295	892,616
Viavi Solutions, Inc.(1)	113,356	1,479,296
		2,688,183
Construction and Engineering — 1.0%
EMCOR Group, Inc.	2,237	258,329
Primoris Services Corp.	21,634	351,552
Sterling Infrastructure, Inc.(1)	14,225	305,411
WillScot Mobile Mini Holdings Corp.(1)	13,465	543,043
		1,458,335
Consumer Finance — 0.3%
Navient Corp.	33,367	490,161
Diversified Consumer Services — 0.5%
Graham Holdings Co., Class B	1,251	673,013
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.	9,894	516,071
Electric Utilities — 0.9%
Otter Tail Corp.	15,025	924,338
Portland General Electric Co.	7,498	325,863
		1,250,201
Electrical Equipment — 1.8%
Array Technologies, Inc.(1)	20,467	339,343
Atkore, Inc.(1)	13,938	1,084,516
Encore Wire Corp.	9,676	1,117,965
		2,541,824
Electronic Equipment, Instruments and Components — 1.7%
Avnet, Inc.	13,845	500,081

Benchmark Electronics, Inc.	42,097	1,043,164
TD SYNNEX Corp.	2,818	228,793
TTM Technologies, Inc.(1)	26,825	353,554
Vishay Intertechnology, Inc.	19,880	353,665
		2,479,257
Energy Equipment and Services — 1.2%
Archrock, Inc.	36,362	233,444
ChampionX Corp.	42,263	827,087
Weatherford International PLC(1)	20,512	662,332
		1,722,863
Entertainment — 1.1%
World Wrestling Entertainment, Inc., Class A	21,773	1,527,811
Equity Real Estate Investment Trusts (REITs) — 3.7%
CareTrust REIT, Inc.	33,321	603,443
Community Healthcare Trust, Inc.	13,501	442,158
Easterly Government Properties, Inc.	46,471	732,848
Four Corners Property Trust, Inc.	9,472	229,128
Office Properties Income Trust	19,029	267,357
Paramount Group, Inc.	107,567	670,142
PotlatchDeltic Corp.	34,934	1,433,691
SL Green Realty Corp.(2)	15,000	602,400
Universal Health Realty Income Trust	7,128	308,001
		5,289,168
Food and Staples Retailing — 2.5%
Ingles Markets, Inc., Class A	17,360	1,375,086
SpartanNash Co.	23,433	680,026
Sprouts Farmers Market, Inc.(1)	38,684	1,073,481
Weis Markets, Inc.	6,406	456,363
		3,584,956
Food Products — 0.7%
Seaboard Corp.	49	166,730
TreeHouse Foods, Inc.(1)	18,469	783,455
		950,185
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A	7,673	312,291
National Fuel Gas Co.	11,795	725,982
UGI Corp.	10,259	331,674
		1,369,947
Health Care Equipment and Supplies — 4.9%
Avanos Medical, Inc.(1)	16,937	368,888
Bruker Corp.	13,143	697,368
Enovis Corp.(1)	8,903	410,161
Lantheus Holdings, Inc.(1)	11,495	808,443
Merit Medical Systems, Inc.(1)	16,864	952,985
Novocure Ltd.(1)	10,148	771,045
Shockwave Medical, Inc.(1)	5,561	1,546,347
STAAR Surgical Co.(1)	10,376	732,027
Varex Imaging Corp.(1)	38,814	820,528
		7,107,792
Health Care Providers and Services — 3.5%
Accolade, Inc.(1)	31,817	363,350
Addus HomeCare Corp.(1)	12,600	1,200,024
Amedisys, Inc.(1)	2,933	283,885
AMN Healthcare Services, Inc.(1)	20,095	2,129,266

Fulgent Genetics, Inc.(1)	10,779	410,896
Owens & Minor, Inc.	11,120	267,992
R1 RCM, Inc.(1)	20,404	378,086
		5,033,499
Health Care Technology — 0.2%
NextGen Healthcare, Inc.(1)	15,445	273,376
Hotels, Restaurants and Leisure — 2.9%
Bloomin' Brands, Inc.	51,575	945,370
Brinker International, Inc.(1)	13,497	337,155
Monarch Casino & Resort, Inc.(1)	7,607	427,057
Papa John's International, Inc.	2,697	188,817
Red Rock Resorts, Inc., Class A	20,101	688,660
SeaWorld Entertainment, Inc.(1)	17,706	805,800
Texas Roadhouse, Inc.	3,659	319,284
Wingstop, Inc.	4,057	508,829
		4,220,972
Household Durables — 1.2%
La-Z-Boy, Inc.	15,081	340,378
M/I Homes, Inc.(1)	5,763	208,794
Meritage Homes Corp.(1)	6,200	435,674
Taylor Morrison Home Corp.(1)	21,375	498,465
Tri Pointe Homes, Inc.(1)	20,854	315,104
		1,798,415
Insurance — 3.3%
Hanover Insurance Group, Inc.	9,162	1,174,018
Kinsale Capital Group, Inc.	4,240	1,082,981
Palomar Holdings, Inc.(1)	6,894	577,166
Reinsurance Group of America, Inc.	4,279	538,341
Stewart Information Services Corp.	14,983	653,858
Unum Group	18,246	707,945
		4,734,309
Interactive Media and Services — 0.7%
Yelp, Inc.(1)	28,869	978,948
IT Services — 0.9%
Grid Dynamics Holdings, Inc.(1)	18,447	345,512
MAXIMUS, Inc.	15,813	915,099
		1,260,611
Leisure Products — 0.2%
Malibu Boats, Inc., Class A(1)	5,713	274,167
Life Sciences Tools and Services — 0.7%
Medpace Holdings, Inc.(1)	2,892	454,536
Repligen Corp.(1)	3,349	626,631
		1,081,167
Machinery — 1.9%
Hillenbrand, Inc.	23,736	871,586
Mueller Industries, Inc.	31,183	1,853,517
		2,725,103
Marine — 0.7%
Eagle Bulk Shipping, Inc.(2)	3,888	167,884
Matson, Inc.	13,892	854,636
		1,022,520
Media — 0.3%
Scholastic Corp.	12,000	369,120
Metals and Mining — 0.4%
Alpha Metallurgical Resources, Inc.	4,521	618,654

Multiline Retail — 0.6%
Dillard's, Inc., Class A(2)	3,348	913,200
Oil, Gas and Consumable Fuels — 5.5%
Callon Petroleum Co.(1)	12,647	442,772
Chord Energy Corp.	8,531	1,166,785
Magnolia Oil & Gas Corp., Class A	34,690	687,209
Murphy Oil Corp.	29,207	1,027,210
Ovintiv, Inc.	19,185	882,510
PBF Energy, Inc., Class A(1)	19,724	693,496
PDC Energy, Inc.	17,499	1,011,267
SM Energy Co.	33,804	1,271,368
Talos Energy, Inc.(1)	39,355	655,261
		7,837,878
Paper and Forest Products — 0.6%
Clearwater Paper Corp.(1)	9,511	357,614
Louisiana-Pacific Corp.	9,581	490,451
		848,065
Personal Products — 0.3%
USANA Health Sciences, Inc.(1)	8,918	499,854
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(1)	27,467	771,823
Corcept Therapeutics, Inc.(1)	49,362	1,265,642
Pacira BioSciences, Inc.(1)	9,876	525,304
Supernus Pharmaceuticals, Inc.(1)	9,239	312,740
		2,875,509
Professional Services — 4.2%
CACI International, Inc., Class A(1)	1,626	424,484
CRA International, Inc.	2,839	251,933
Franklin Covey Co.(1)	9,837	446,501
Insperity, Inc.	19,356	1,976,054
Kelly Services, Inc., Class A	16,855	229,059
Kforce, Inc.	7,819	458,584
TriNet Group, Inc.(1)	26,681	1,900,221
TrueBlue, Inc.(1)	16,297	310,947
		5,997,783
Real Estate Management and Development — 1.2%
Cushman & Wakefield PLC(1)	46,534	532,814
eXp World Holdings, Inc.(2)	40,363	452,469
Marcus & Millichap, Inc.	23,923	784,196
		1,769,479
Road and Rail — 0.2%
ArcBest Corp.	3,797	276,156
Semiconductors and Semiconductor Equipment — 2.2%
Alpha & Omega Semiconductor Ltd.(1)	13,863	426,426
Formfactor, Inc.(1)	15,149	379,483
MaxLinear, Inc.(1)	29,765	970,934
Power Integrations, Inc.	4,229	272,009
Semtech Corp.(1)	19,666	578,377
Veeco Instruments, Inc.(1)	27,702	507,501
		3,134,730
Software — 6.5%
Alarm.com Holdings, Inc.(1)	14,913	967,257
Appfolio, Inc., Class A(1)	3,861	404,324
Box, Inc., Class A(1)	60,401	1,473,180

CommVault Systems, Inc.(1)	19,620	1,040,645
Dropbox, Inc., Class A(1)	50,701	1,050,525
HubSpot, Inc.(1)	3,423	924,621
LiveRamp Holdings, Inc.(1)	27,888	506,446
Model N, Inc.(1)	19,386	663,583
Progress Software Corp.	5,838	248,407
Qualys, Inc.(1)	3,917	545,990
Rapid7, Inc.(1)	8,962	384,470
SPS Commerce, Inc.(1)	6,256	777,183
Tenable Holdings, Inc.(1)	11,538	401,522
		9,388,153
Specialty Retail — 2.4%
AutoNation, Inc.(1)	6,800	692,716
Caleres, Inc.	8,588	208,001
Chico's FAS, Inc.(1)	45,001	217,805
Foot Locker, Inc.	14,356	446,902
Group 1 Automotive, Inc.	2,517	359,604
MarineMax, Inc.(1)	14,000	417,060
Rent-A-Center, Inc.	10,644	186,376
Signet Jewelers Ltd.	9,951	569,098
Sonic Automotive, Inc., Class A	7,712	333,930
		3,431,492
Technology Hardware, Storage and Peripherals — 0.7%
Pure Storage, Inc., Class A(1)	34,977	957,320
Textiles, Apparel and Luxury Goods — 0.9%
Carter's, Inc.(2)	4,390	287,677
Crocs, Inc.(1)	7,761	532,870
G-III Apparel Group Ltd.(1)	17,300	258,635
Movado Group, Inc.	7,148	201,431
		1,280,613
Thrifts and Mortgage Finance — 3.1%
Essent Group Ltd.	23,345	814,040
Federal Agricultural Mortgage Corp., Class C	4,945	490,247
Mr. Cooper Group, Inc.(1)	15,586	631,233
NMI Holdings, Inc., Class A(1)	32,896	670,092
OceanFirst Financial Corp.	26,100	486,504
Radian Group, Inc.	47,582	917,857
Walker & Dunlop, Inc.	5,808	486,304
		4,496,277
Trading Companies and Distributors — 1.9%
BlueLinx Holdings, Inc.(1)	6,918	429,608
Boise Cascade Co.	16,856	1,002,258
Titan Machinery, Inc.(1)	32,142	908,333
WESCO International, Inc.(1)	3,685	439,915
		2,780,114
Water Utilities — 0.3%
California Water Service Group	7,058	371,886
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	35,613	495,021
TOTAL COMMON STOCKS (Cost $146,883,168)		142,497,645
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,523	2,523

State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,016,172	2,016,172
		2,018,695
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.625% - 4.625%, 1/15/25 - 5/15/47, valued at $215,702), in a joint trading account at 2.86%, dated 9/30/22, due 10/3/22 (Delivery value $212,086)		212,036
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.25%, 6/30/29, valued at $1,076,150), at 2.95%, dated 9/30/22, due 10/3/22 (Delivery value $1,055,259)		1,055,000
		1,267,036
TOTAL SHORT-TERM INVESTMENTS (Cost $3,285,731)		3,285,731
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $150,168,899)		145,783,376
OTHER ASSETS AND LIABILITIES — (1.5)%		(2,189,154)
TOTAL NET ASSETS — 100.0%		$143,594,222

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	30	December 2022	$2,504,700	$317,434
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,967,524. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,016,172.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	142,497,645	—	—
Short-Term Investments	2,018,695	1,267,036	—
	144,516,340	1,267,036	—
Other Financial Instruments
Futures Contracts	317,434	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.